Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Real estate investments, net	$ 10,506,129	$ 10,021,938
Cash and cash equivalents	3,995	259,722
Tenant and other receivables, net	7,668	6,385
Prepaid expenses and other assets	34,813	18,487
Above market lease, asset	43,014	44,588
Assets held for sale	355,688	0
Total assets	10,951,307	10,351,120
Liabilities
Debt, net	4,666,949	3,934,628
Due to MGM Resorts International and affiliates	227	962
Accounts payable, accrued expenses and other liabilities	20,796	10,240
Above market lease, liability	46,181	47,069
Accrued interest	26,096	22,565
Dividend and distribution payable	119,055	111,733
Deferred revenue	163,926	127,640
Deferred income taxes, net	33,634	28,544
Liabilities related to assets held for sale	28,937	0
Total liabilities	5,105,801	4,283,381
Commitments and contingencies (Note 12)
Shareholders' equity
Class A shares: no par value, 1,000,000,000 shares authorized, 70,911,166 and 70,896,795 shares issued and outstanding as of December 31, 2018 and December 31, 2017, respectively	0	0
Additional paid-in capital	1,712,671	1,716,490
Accumulated deficit	(150,908)	(94,948)
Accumulated other comprehensive income	4,208	3,108
Total Class A shareholders' equity	1,565,971	1,624,650
Noncontrolling interest	4,279,535	4,443,089
Total shareholders' equity	5,845,506	6,067,739
Partners’ capital
General partner	0	0
Limited partners	5,845,506	6,067,739
Total partners’ capital	5,845,506	6,067,739
Total liabilities and shareholders' equity	10,951,307	10,351,120
MGP Operating Partnership
ASSETS
Real estate investments, net	10,506,129	10,021,938
Cash and cash equivalents	3,995	259,722
Tenant and other receivables, net	7,668	6,385
Prepaid expenses and other assets	34,813	18,487
Above market lease, asset	43,014	44,588
Assets held for sale	355,688	0
Total assets	10,951,307	10,351,120
Liabilities
Debt, net	4,666,949	3,934,628
Due to MGM Resorts International and affiliates	227	962
Accounts payable, accrued expenses and other liabilities	20,796	10,240
Above market lease, liability	46,181	47,069
Accrued interest	26,096	22,565
Dividend and distribution payable	119,055	111,733
Deferred revenue	163,926	127,640
Deferred income taxes, net	33,634	28,544
Liabilities related to assets held for sale	28,937	0
Total liabilities	5,105,801	4,283,381
Commitments and contingencies (Note 12)
Partners’ capital
General partner	0	0
Limited partners	5,845,506	6,067,739
Total partners’ capital	5,845,506	6,067,739
Total liabilities and shareholders' equity	$ 10,951,307	$ 10,351,120